Employee Benefits (Details) - Schedule of Contributions for the Next Years Funded with Éxito Group’s - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Contributions for the Next Years Funded with Éxito Group’s [Line Items]
Contributions with Éxito Group’s	$ 2,973	$ 2,982
2023 [Member]
Schedule of Contributions for the Next Years Funded with Éxito Group’s [Line Items]
Contributions with Éxito Group’s		207
2024 [Member]
Schedule of Contributions for the Next Years Funded with Éxito Group’s [Line Items]
Contributions with Éxito Group’s	342	349
2025 [Member]
Schedule of Contributions for the Next Years Funded with Éxito Group’s [Line Items]
Contributions with Éxito Group’s	433	385
2026 [Member]
Schedule of Contributions for the Next Years Funded with Éxito Group’s [Line Items]
Contributions with Éxito Group’s	288	255
2027 [Member]
Schedule of Contributions for the Next Years Funded with Éxito Group’s [Line Items]
Contributions with Éxito Group’s	$ 1,910	$ 1,786